Tax-Free High Yield Fund	07/01/2012 to 06/30/2013

ICA File Number: 811-04163
Registrant Name: T. Rowe Price Tax-Free High Yield Fund, Inc.
Reporting Period: 07/01/2012 - 06/30/2013

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2012 to 06/30/2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date September 3, 2013

Tax-Free High Yield Fund

ILLINOIS ST FIN AUTH REVENUE 6.25% NOTES DUE NOVEMBER 15, 2035 Meeting Date: JUL 12, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200BVM7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to waive corporation obligation failure to meet with occupancy requirement	Management	N/A	YES

ILLINOIS STATE FINANCE AUTH 6.25% NOTES DUE NOVEMBER 15, 2035 Meeting Date: FEB 14, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200BVM7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to waive Corporations obligation to engage a Consultant in connection with the Corporations failure to meet the Liquidity Requirement	Management	N/A	YES

ILLINOIS STATE FINANCE AUTH 7.625% NOTES DUE MAY 15, 2025 Meeting Date: NOV 21, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200F6R5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Object to the proposed engagement of SB and A Integrated Marketing for Marketing Review	Management	N/A	YES

ILLINOIS STATE FINANCE AUTH 7.75% NOTES DUE MAY 15, 2030 Meeting Date: NOV 21, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200F6N4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Object to the proposed engagement of SB and A Integrated Marketing for Marketing Review	Management	N/A	YES

INDIANAPOLIS AIRPORT AUTHORITY 6.5% NOTES DUE NOVEMBER 15, 2031 Meeting Date: AUG 06, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 455254DA7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the 38.06 52.14 per USD 1,000 of Original Face Amount. Holders electing to tender are deemed to consent to the terms of the First Amendment to Trust Indenture. No interest will be paid in addition to the offered price.	Management	N/A	NO

NORTH CAROLINA ST MED CARE 5.875% NOTES DUE JANUARY 3, 2039 Meeting Date: SEP 14, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65820YJH0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Objects to the selection of Dixon Hughes as the management consultant	Management	N/A	NO

NORTH CAROLINA ST MED CARE 6.00% NOTES DUE JANUARY 2, 2031 Meeting Date: SEP 14, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65820YJG2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Objects to the selection of Dixon Hughes as the management consultant	Management	N/A	NO

SUGAR CREEK MO INDL DEV 5.65% NOTES DUE JUNE 1, 2037 Meeting Date: JUL 03, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 864828AA6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed Amendments.	Management	N/A	YES

SUSSEX CO DE CADBURY LEWES A 5.45% NOTES DUE JANUARY 1 , 2016 Meeting Date: FEB 25, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBK5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the Third Amendment	Management	N/A	NO

SUSSEX CO DE CADBURY LEWES A 6.0% NOTES DUE JANUARY 1 , 2035 Meeting Date: FEB 25, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBM1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the Third Amendment	Management	N/A	NO

END NPX REPORT